FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		September 30, 2002

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     41

	c.	Information Table Value Total	$ 118,789

		List of Other Included Managers	    None



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FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2002
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                       PORTFOLIO     # OF
COMPANY NAME                  CLASS         CUSIP #    VALUE         SHARES

ALBERTSON'S                   common        013104104       2,768    114,575
AT&T                          common        001957109       1,288    107,230
BP ADR                        common        055622104       7,468    187,173
CARPENTER TECHNOLOGY          common        144285103       2,286    175,824
CINERGY                       common        172474108       4,966    158,017
CONAGRA FOODS                 common        205887102         209      8,400
CONOCOPHILLIPS                common        20825C104       2,034     43,980
CORNING                       common        219350105         579    362,120
CROWN CORK & SEAL             common        228255105         185     35,279
CUMMINS                       common        231021106         649     27,490
DISNEY (WALT)                 common        254687106         529     34,929
DUPONT                        common        263534109       4,044    112,129
EMERSON ELECTRIC              common        291011104       4,750    108,113
EXXON MOBIL                   common        30231G102       2,027     63,534
GENERAL ELECTRIC              common        369604103       3,460    140,365
GENERAL MILLS                 common        370334104       4,113     92,602
GENERAL MOTORS                common        370442105       4,070    104,640
GENUINE PARTS                 common        372460105       3,919    127,914
GOODRICH                      common        382388106       2,927    154,857
HONEYWELL INT'L               common        438516106         329     15,190
INGERSOLL-RAND                common        G4776G101       2,070     60,090
JP MORGAN CHASE & CO          common        46625H100         420     22,100
KEYCORP                       common        493267108       4,895    196,033
KEYSPAN                       common        49337W100         642     19,150
KIMBERLY-CLARK                common        494368103       5,142     90,784
MARATHON OIL                  common        565849106       5,515    243,157
MCDONALD'S                    common        580135101       1,264     71,550
MERCK & CO.                   common        589331107       4,751    103,928
MOTOROLA                      common        620076109       2,260    221,955
NAT'L CITY                    common        635405103       5,376    188,443
PACTIV                        common        695257105         331     20,100
PHILIP MORRIS                 common        718154107       3,949    101,789
PPG INDUSTRIES                common        693506107         909     20,330
SARA LEE                      common        803111103       6,033    329,866
SBC COMMUNICATIONS            common        78387G103         209     10,377
SCHERING-PLOUGH               common        806605101       1,288     60,400
TECO ENERGY                   common        872375100       2,834    178,439
UNITED STATES STEEL           common        912909108       1,500    129,236
V.F. CORP                     common        918204108       6,641    184,575
VERIZON COMMUN                common        92343V104       2,910    106,042
WACHOVIA                      common        929903102       7,252    221,829

TOTAL PORTFOLIO VALUE                                     118,789





(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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